Provisions for Discounts, Rebates and Sales Returns - Summary of Movement in Provisions for Discounts, Rebates and Sales Returns (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [Line Items]
Provisions for discounts, rebates and sales returns, Beginning balance	€ 5,113	€ 4,623	€ 3,247
Provision related to current period sales	17,690	17,196	17,526
Net change in provision related to prior period sales	(46)	(17)	(65)
Payments made	(17,474)	(16,832)	(16,176)
Currency translation differences	(537)	143	252
Reclassification of the Animal Health business			(161)
Provisions for discounts, rebates and sales returns, Ending balance	4,746	5,113	4,623
Government and State Programs [Member]
Disclosure of other provisions [Line Items]
Provisions for discounts, rebates and sales returns, Beginning balance	2,398	2,173	1,439
Provision related to current period sales	5,131	5,240	4,912
Net change in provision related to prior period sales	(46)	(6)	(35)
Payments made	(5,129)	(5,078)	(4,295)
Currency translation differences	(268)	69	152
Provisions for discounts, rebates and sales returns, Ending balance	2,086	2,398	2,173
Government and GPO Programs [Member]
Disclosure of other provisions [Line Items]
Provisions for discounts, rebates and sales returns, Beginning balance	771	672	312
Provision related to current period sales	2,027	1,869	1,954
Net change in provision related to prior period sales	(11)
Payments made	(2,031)	(1,796)	(1,636)
Currency translation differences	(93)	26	42
Provisions for discounts, rebates and sales returns, Ending balance	663	771	672
Chargeback Incentives [Member]
Disclosure of other provisions [Line Items]
Provisions for discounts, rebates and sales returns, Beginning balance	280	349	221
Provision related to current period sales	4,069	4,132	4,131
Net change in provision related to prior period sales	(8)	(8)	(20)
Payments made	(3,925)	(4,204)	(4,001)
Currency translation differences	(39)	11	18
Provisions for discounts, rebates and sales returns, Ending balance	377	280	349
Rebates and Discounts [Member]
Disclosure of other provisions [Line Items]
Provisions for discounts, rebates and sales returns, Beginning balance	1,111	944	876
Provision related to current period sales	5,897	5,394	5,913
Net change in provision related to prior period sales	30	(20)	(45)
Payments made	(5,897)	(5,230)	(5,672)
Currency translation differences	(74)	23	11
Reclassification of the Animal Health business			(139)
Provisions for discounts, rebates and sales returns, Ending balance	1,067	1,111	944
Sales Returns [Member]
Disclosure of other provisions [Line Items]
Provisions for discounts, rebates and sales returns, Beginning balance	550	480	393
Provision related to current period sales	537	547	585
Net change in provision related to prior period sales	(11)	18	35
Payments made	(466)	(509)	(541)
Currency translation differences	(63)	14	29
Reclassification of the Animal Health business			(21)
Provisions for discounts, rebates and sales returns, Ending balance	547	550	480
Other Deductions [Member]
Disclosure of other provisions [Line Items]
Provisions for discounts, rebates and sales returns, Beginning balance	3	5	6
Provision related to current period sales	29	14	31
Net change in provision related to prior period sales		(1)
Payments made	(26)	(15)	(31)
Reclassification of the Animal Health business			(1)
Provisions for discounts, rebates and sales returns, Ending balance	€ 6	€ 3	€ 5